RELATED PARTY TRANSACTIONS (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 26, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Name of ultimate parent of group	Oaktree Capital Group, LLC,
Issued capital	$ 742	$ 100,000	$ 623
Received fees on backstopping transaction	$ 1,250